Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Mar. 06, 2020
One Rock Fund
Account Value [Line Items]
Account Value	$ 41,652	$ 31,812	$ 24,454	$ 20,221	$ 17,104	$ 18,025	$ 28,466	$ 20,570	$ 19,640	$ 13,415	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 21,860	$ 18,997	$ 16,327	$ 14,820	$ 14,342	$ 14,399	$ 15,797	$ 14,442	$ 12,349	$ 10,293	$ 10,000